Note 13 - Share Capital (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
(thousands of Canadian dollars)
	2021		2020
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	21,123,559	$152,612	21,123,559	$152,612
Issued during the year	6,325,000	75,101	-	-
Cancelled during the year	(7,477)	(39)	-	-

Outstanding, end of year	27,441,082	$227,674	21,123,559	$152,612

Series 1 preferred shares:

Outstanding, beginning and end of year	1,461,460	$13,647	1,461,460	$13,647

Series 3 preferred shares:
Balance, beginning of the year	1,681,320	$15,690	1,681,320	$15,690
Redemption of preferred shares	(1,681,320)	(15,690)	-	-

Outstanding, end of year	-	$-	1,681,320	$15,690

Contributed surplus:
Balance, beginning and end of year		$145		$145
Total share capital		$241,466		$182,094